Retirement and Severance Benefits (Reconciliations of Beginning and Ending Balances of the Benefit Obligation and the Fair Value of Plan Assets) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Employers' contributions	¥ 116,985
Service cost	71,881	71,777	72,064
Interest cost	54,036	55,352	54,701
Actuarial loss	89,549	96,399	71,857
Transfer to defined contribution pension plan	1,806	39	(1,289)
Curtailments	1,082	(227)
Funded status	(912,760)	(924,316)
Benefit Obligation Change [Member]
Benefit obligation at beginning of year	2,193,449	2,205,459
Service cost	71,881	71,777
Interest cost	54,036	55,352
Plan amendments	993	275
Actuarial loss	24,422	26,734
Benefits paid	(144,528)	(160,046)
Acquisitions and divestitures	3,329	396
Transfer to defined contribution pension plan	(9,355)	(996)
Curtailments	644	129
Settlements		(3,956)
Foreign currency exchange rate changes	(6,386)	(1,675)
Benefit obligation at end of year	2,188,485	2,193,449
Plan Assets Change [Member]
Beginning balance	1,269,133	1,123,646
Actual return on plan assets	3,539	169,004
Employers' contributions	110,439	100,299
Employees' cash contributions	162	164
Benefits paid	(106,084)	(117,835)
Acquisitions and divestitures	4,944	270
Transfer to defined contribution pension plan	(1,547)	(954)
Settlements		(3,956)
Foreign currency exchange rate changes	(4,861)	(1,505)
Ending balance	¥ 1,275,725	¥ 1,269,133